LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions		12 Months Ended
	May 18, 2021 IDR (Rp) shares	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Oct. 19, 2021 Rp / shares shares	Oct. 18, 2021 shares	May 18, 2021 USD ($)	Nov. 16, 2020 USD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Foreign exchange impact		Rp 3,432	$ 241	Rp 129	Rp 58
Financial assets		63,793		38,948
Long-term investment in financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets		13,661		4,045
Long-term investment in financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets		13,643		4,025
Long-term investment in financial instruments | FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets		18		20
Telkomsel
Disclosure of detailed information about financial instruments [line items]
Price per share | Rp / shares						Rp 375
Foreign exchange impact		2,494
MDI
Disclosure of detailed information about financial instruments [line items]
Foreign exchange impact		899
Convertible bonds | Long-term investment in financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets		681		2,339
Convertible bonds | Telkomsel | Shares Subscription Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment | shares						23,722,133,875	89,125
Convertible bonds | Telkomsel | Converted Shares | Shares Subscription Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares subscribed | shares	29,708
Financial assets	Rp 2,110							$ 150
Convertible bonds | Telkomsel | Call Options Shares | Shares Subscription Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments in associates | $									$ 300
Number of shares subscribed | shares	59,417
Financial assets	Rp 4,290							$ 300
PT Aplikasi Karya Anak Bangsa ("AKAB") | Telkomsel
Disclosure of detailed information about financial instruments [line items]
Long-term investments in associates				2,116					$ 150
Investment in equity | Long-term investment in financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets		12,962		1,686
Investment in equity | Long-term investment in financial instruments | FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets		18		Rp 20
Investment in equity | MDI
Disclosure of detailed information about financial instruments [line items]
Long-term investments in associates		Rp 1,212
AKAB | Preference shares
Disclosure of detailed information about financial instruments [line items]
Price per share | $ / shares									$ 5,049